Commitment and Contingent Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
2020	$ 3.7		$ 3.7		$ 3.5
2021	3.1		3.1		3.3
2022	0.4		0.4		2.9
2023	0.4		0.4		0.3
2024 and thereafter					0.3
Aggregate minimum rental commitments	8.5		8.5		10.3
Rental expense	0.9	$ 0.8	2.8	$ 2.0	3.0	$ 1.5
Office leases, payment guarantees
Loss Contingencies [Line Items]
Guarantees	$ 0.6		$ 0.6		$ 0.6	$ 0.5